Intangible assets - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Description of growth rate used to extrapolate cash flow projections	5.00%
Discounted cash flow projection period	5 years
Forecast period over cash flow to equity	5 years
Decrease percentage over cash flow to equity year one	10.00%
Decrease growth percentage over cash flow to equity year two to five	10.00%
Decrease of perpetuity rate	250
Increase of pre tax discount rate	500
Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Explanation of period over which management has projected cash flows	The recoverable amount of the Group’s single CGU is determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period.
Description of discount rates applied to cash flow projections	9.40%	11.80%
Description of growth rate used to extrapolate cash flow projections	5.00%	6.00%
Software [member]
Disclosure of detailed information about intangible assets [line items]
Impairment Loss	R$ 0	R$ 4,764